Offerings - Offering: 1	Mar. 19, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Class A ordinary shares, par value US$0.00001 per share
Amount Registered | shares	102,732,246
Proposed Maximum Offering Price per Unit	2.105
Maximum Aggregate Offering Price	$ 216,251,377.83
Fee Rate	0.01381%
Amount of Registration Fee	$ 29,864.32
Offering Note	These shares may be represented by the Registrant's American depositary shares ("ADSs"), each representing three (3) Class A ordinary shares of the Registrant. The Registrant's ADSs issuable upon deposit of the Class A ordinary shares registered hereby have been registered under a separate registration statement on Form F-6 (File No. 333-281421). Represents Class A ordinary shares issuable pursuant to awards under the Registrant's 2026 Share Plan (the "2026 Plan"). Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the "Securities Act"), this registration statement also covers an indeterminate number of additional shares which may be offered and issued to prevent dilution from share splits, share dividends or similar transactions as provided in the 2026 Plan. Any Class A ordinary shares covered by an award granted under the 2026 Plan (or portion of an award) that terminates, expires or lapses for any reason will be deemed not to have been issued for purposes of determining the maximum aggregate number of Class A ordinary shares that may be issued under the 2026 Plan. Represents Class A ordinary shares that are reserved for future issuance under the 2026 Plan. The proposed maximum offering price per share, which is estimated solely for the purposes of calculating the registration fee under Rule 457(c) and Rule 457(h) under the Securities Act, is based on the average of the high and low prices for the Registrant's ADSs as quoted on the Nasdaq Stock Market on March 18, 2026, adjusted for ADS to Class A ordinary share ratio.